Share Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation
22.	SHARE BASED COMPENSATION

(a)	Option granted to employees

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”) and 2014 (the “2014 Plan”), respectively. Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 39,272,595 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All share options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

In order to further promote the success and enhance the value, the Company adopted the 2014 Plan. The 2014 Plan was approved by Annual General Meeting on May 29, 2014. Under the 2014 Plan, the Company may issue an aggregate of no more than 20,461,380 shares (“Maximum Number”) and such Maximum Number should be automatically increased by a number that is equal to 15% of the number of new shares issued by the Company from time to time. The maximum aggregate number of ordinary shares to be issued under 2014 Plan was subsequently amended to 39,606,817, as approved by the Board of Directors and shareholders of the Company on October 30, 2015. All share options, restricted shares and restricted share units to be granted under the 2014 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

The Company granted 3,122,417, 952,178 and 1,059,668 RSUs in 2014, 2015 and 2016, respectively, with performance conditions whereby a predetermined number will vest upon the assignment of an annual performance review in accordance with predetermined performance targets for the grantees over a one or four-year period. As it is probable for the Company to estimate the annual performance review ratings for the individual grantees, the Company commenced recognition of the related compensation expense using the accelerated recognition method.

The compensation cost related to remaining unvested share options shall be recognized over the remaining requisite service period or the performance review period. As of December 31, 2016, options to purchase 1,987,765 of ordinary shares were outstanding.

The following table summarizes the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2016	4,180,198	0.39	6.1
Granted	2,835	0.85
Exercised	(2,195,268)	0.30
Forfeited	—	—

Outstanding, December 31, 2016	1,987,765	0.49	4.6	1,399

Vested and expected to vest at December 31, 2016	1,987,765	0.49	4.6	1,374

Exercisable as of December 31, 2016	1,984,930	0.47	4.5	1,387

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2016, the Company had options outstanding to purchase an aggregate of 1,987,765 shares with an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB9,713 (US$1,399).

The aggregate fair value of the outstanding options at the grant date was determined to be RMB18,350 (US$ 2,643) as of December 31, 2016 and such amount is recognized as compensation expense using the straight-line method for all employee share options granted with graded vesting based on service conditions and the accelerated method for share options granted with graded vesting based on performance conditions. The weighted-average grant-date fair value of options granted during the years ended December 31, 2014, 2015 and 2016 was nil, nil and US$2, respectively. The total fair value of share options vested during the years ended December 31, 2014, 2015 and 2016 was US$5,488, US$3,111 and nil, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2014, 2015 and 2016 was US$15,517, US$15,519, and US$1,906, respectively.

As of December 31, 2016, there was RMB13 (US$2) of unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested options which is expected to be recognized over a weighted-average period of 0.2 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

The following table summarizes the Company’s RSUs activity under the 2010 Plan and 2014 Plan:

	Number of RSUs	Weighted-average grant date fair value	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2016	1,773,060	19.14	8.6
Granted	646,940	8.85
Vested	(1,159,664)	12.80
Forfeited/Cancelled(1)	(447,638)	1.56

Unvested, December 31, 2016	812,698	13.25	8.5	16,820

(1)	Cancellation of the terms under original award in exchange for a new award which is treated as modification.

Share-based compensation cost for RSUs is measured based on the closing fair market value of the Company’s ADS on the date of grant and the reporting date for equity and liability classified RSU, respectively. The aggregate fair value of the unvested RSUs as of December 31, 2016 was RMB116,781 (US$16,820), and such amount is recognized as compensation expense using the straight-line method for the RSUs with graded vesting based on service conditions and the accelerated method for the RSUs with graded vesting based on performance conditions and share-settled bonuses. The weighted-average grant-date fair value of RSUs granted during the years ended December 31, 2014, 2015 and 2016 was US$23.27, US$18.27 and US$8.85, respectively. The total fair value of RSUs vested during the years ended December 31, 2014, 2015 and 2016 was US$9,774, US$22,801 and US$14,849, respectively.

During 2016, the Company granted 175,555 RSUs to settle the performance bonuses as elected by employees.

As of December 31, 2016, there was RMB129,688 (US$18,679) of unrecognized share-based compensation cost related to RSUs which is expected to be recognized over a weighted-average vesting period of 2.0 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

(b)	Fully vested ordinary shares to employees

On March 5, 2014, the Company agreed to issue 690,000 fully vested ADSs to Galaxy ENet, a company owned by a certain management employee of the Managed Network Entities. These ADSs are to compensate certain management employees of the Managed Network Entities in exchange for their past services and all of them have transferred their rights to Galaxy ENet. Such fully vested ADSs were issued to Galaxy ENet with treasury stock of 76,048 ADSs and newly issued share of 613,952 ADSs. Accordingly, the Company recorded share-based compensation cost of RMB117,207 in “General and administrative expenses” within the Company’s consolidated statements of operations for the year ended December 31, 2014.

(c)	Shares issued to management of Dermot Entities (Note 4)

For the year ended December 31, 2015 and 2016, the Company recorded compensation cost of RMB8,439 and RMB10,871 (US$1,566) within the Company’s consolidated statements of operations, respectively.

Total compensation expense relating to share options and RSUs granted to employees recognized for the years ended December 31, 2014, 2015 and 2016 is as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Cost of revenues	7,163	12,422	(4,110)	(592)
Sales and marketing expenses	13,482	13,488	2,490	359
General and administrative expenses	208,914	153,814	123,273	17,755
Research and development expenses	4,176	10,303	(2,924)	(421)

	233,735	190,027	118,729	17,101